Revision and Immaterial Correction of an Error in Previously Issued Financial Statements (FY) (Tables)	12 Months Ended
Dec. 31, 2022
Revision and Immaterial Correction of an Error in Previously Issued Financial Statements [Abstract]
Immaterial Correction of Error on Consolidated Financial Statements
The effect of the immaterial correction of an error on our previously filed audited consolidated financial statements as of December 31, 2021 and for the year then ended is as follows:

(in thousands)	December 31, 2021
Consolidated Balance Sheet	As reported	Adjustment	As revised
Cash and cash equivalents	$24,205	$(15,463)	$8,742
Marketable securities	—	15,463	15,463
Total Current Assets	28,126	—	28,126
Consolidated Statement of Operations and Comprehensive Loss
(in thousands)	As reported	Adjustment	As revised
Other income (expense)	(43)	24	(19)
Unrealized gains (losses) on marketable securities	—	(24)	(24)
	(43)	—	(43)
Consolidated Statement of Cash Flows
(in thousands)	As reported	Adjustment	As revised
Net realized and unrealized gains on marketable securities	—	13	13
Net cash provided in operations	—	13	13
Purchases of marketable securities	—	(18,850)	(18,850)
Proceeds from sales of marketable securities	—	3,350	3,350
Net cash used in investing activities	—	(15,500)	(15,500)
Beginning cash and cash equivalents	14,437	—	14,437
Ending cash and cash equivalents	$24,205	$(15,463)	$8,742